Income Taxes - Changes in Net Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net deferred tax liabilities at January 1	$ 2,141	$ 2,807
Change in temporary differences	(350)	111
Translation differences	(389)	(168)	(605)
Elimination of deferred tax not transferred to the partnership		(2,750)
Changes in temporary differences after the IPO date		2,141
Net deferred tax liabilities at December 31	$ 1,402	$ 2,141	$ 2,807